Stock Based Compensation - Schedule of Stock Option Activities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2024
Schedule of Stock Option Activities [Abstract]
Number of Shares, Beginning Balance
Weighted- Average Grant Date Fair Value per share, Beginning Balance
Number of Shares, Granted- 2023 Plan stock option		3,600,000
Weighted- Average Grant Date Fair Value per share, Granted- 2023 Plan stock option		$ 0.65
Number of Shares, Vested 2023 Plan stock option	(666,634)	(583,332)
Weighted- Average Grant Date Fair Value per share, Vested 2023 Plan stock option	$ 0.65	$ 0.65
Number of Shares, Ending Balance	2,350,034	3,016,668
Weighted- Average Grant Date Fair Value per share, Ending Balance	$ 0.65